Commitments and Contingencies (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2025 USD ($) vessel	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Payments to Acquire Property, Plant, and Equipment		$ 70,504	$ 0	$ 0
Other Commitments [Line Items]
Payments to Acquire Property, Plant, and Equipment		$ 70,504	$ 0	$ 0
Aframax/LR2 Tankers | Subsequent Events | Teekay Tankers
Commitments and Contingencies Disclosure [Abstract]
Number Of Vessels To Be Purchased | vessel	1
Payments to Acquire Property, Plant, and Equipment	$ 63,000
Other Commitments [Line Items]
Payments to Acquire Property, Plant, and Equipment	$ 63,000
Number Of Vessels To Be Purchased | vessel	1